9. Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Composition of deposits
	2013	2012

Non-interest bearing demand	$ 107,328	$ 105,960
Interest bearing demand	116,052	98,391
Savings deposits	79,558	75,345
Time deposits, in amounts of $100,000 or more	57,369	63,443
Other time deposits	127,967	142,201

Total deposits	$ 488,274	$ 485,340

Scheduled maturities of time deposits
2014	$ 97,992
2015	32,098
2016	8,460
2017	12,149
2018	12,052
Thereafter	22,585

$ 185,336